Share Capital - Schedule of Change in Stock Options (Details)	12 Months Ended	15 Months Ended
	Sep. 30, 2024 $ / shares	Dec. 31, 2025 $ / shares
Schedule of Change in Stock Options [Abstract]
Number of options, Balance, start of the year	1,625,000	2,575,000
Number of options, Granted	1,737,500	6,020,000
Number of options, Exercised		1,400,000
Number of options, Forfeited/expired/cancelled	787,500	475,000
Number of options, Balance, end of the year	2,575,000	6,720,000
Weighted average exercise price, Balance, start of the year	$ 0.51	$ 0.52
Weighted average exercise price, Granted	0.56	0.87
Weighted average exercise price, Exercised		0.5
Weighted average exercise price, Forfeited/expired/cancelled	0.58	0.66
Weighted average exercise price, Balance, end of the year	$ 0.52	$ 0.83